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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor New York, New York	10019
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.           40 West 57th Street, 18th Floor          New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:         October 31, 2010

Date of reporting period:       July 31, 2010

Item 1.	Schedule of Investments.

ISI Strategy Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS – 90.41%
Consumer Discretionary – 12.16%
Auto Components – 0.38%
Cooper Tire & Rubber Co.	5,113	$110,492
Johnson Controls, Inc.	3,669	105,704
		216,196
Automobiles - 0.38%
Ford Motor Co. *	17,100	218,367

Hotels, Restaurants & Leisure – 3.14%
Burger King Holdings, Inc.	5,113	88,353
Denny's Corp. *	10,200	27,336
International Game Technology	16,550	252,222
Las Vegas Sands Corp *	10,200	273,972
Marriott International, Inc. - Class A	10,000	339,100
McDonald's Corp.	10,376	723,518
Wendy's/Arby's Group, Inc. - Class A	19,150	83,494
		1,787,995
Household Durables – 1.14%
D.R. Horton, Inc.	10,200	112,404
Fortune Brands, Inc.	5,113	224,358
Leggett & Platt, Inc	11,250	234,450
Lennar Corp. - Class A	5,112	75,504
		646,716

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS – 90.41% (Continued)
Consumer Discretionary – 12.16% (Continued)
Internet & Catalog Retail - 0.10%
Expedia, Inc.	2,600	$58,968

Leisure Equipment & Products - 0.16%
Eastman Kodak Co. *	22,730	90,238

Media – 4.00%
Cablevision Systems Corp. New York Group - Class A	20,200	553,682
CBS Corp. - Class B	5,413	80,004
Clear Channel Outdoor Holdings, Inc. *	7,167	78,909
Comcast Corp. - Class A	11,050	215,143
DIRECTV Group, Inc. (The) – Class A *	11,760	437,002
Gannett Co., Inc.	13,532	178,352
Liberty Global, Inc. - Class A *	6,666	194,981
Liberty Media Corp. - Starz - Series A *	751	41,222
McGraw-Hill Cos., Inc. (The)	602	18,475
Mediacom Communications Corp. *	1,729	12,691
New York Times Co. (The) - Class A *	5,112	44,679
News Corp. - Class A	605	7,895
Sinclair Broadcast Group, Inc. - Class A *	1,650	9,966
Sirius XM Radio, Inc. *	41,300	42,539
Time Warner Cable, Inc.	788	45,050
Time Warner, Inc.	3,191	100,389
Virgin Media, Inc.	2,155	46,397
Walt Disney Co. (The)	5,113	172,257
		2,279,633
Multi-Line Retail - 0.11%
Target Corp.	1,251	64,201

Specialty Retail - 2.75%
Aaron's, Inc.	6,115	111,048
American Eagle Outfitters, Inc.	6,867	84,533
AnnTaylor Stores Corp. *	7,669	134,514
Barnes & Noble, Inc.	9,624	124,823
Best Buy Co., Inc.	457	15,840
Cato Corp. (The) - Class A	5,614	130,694
Foot Locker, Inc.	13,132	178,464
Gap, Inc. (The)	7,669	138,886

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS – 90.41% (Continued)
Consumer Discretionary -12.16% (Continued)
Specialty Retail - 2.75% (Continued)
Home Depot, Inc. (The)	5,113	$145,772
Lowe's Cos., Inc.	4,110	85,241
Penske Automotive Group, Inc. *	10,200	142,800
Systemax, Inc. *	4,050	66,258
Williams-Sonoma, Inc.	7,669	204,839
		1,563,712
Consumer Staples – 10.14%
Beverages - 0.09%
PepsiCo, Inc.	733	47,579

Food & Staples Retailing – 2.63%
BJ’s Wholesale Club, Inc. *	1,650	75,158
Costco Wholesale Corp.	2,968	168,315
Wal-Mart Stores, Inc.	24,526	1,255,486
		1,498,959
Food Products – 2.16%
Archer-Daniels-Midland Co.	5,113	139,892
Chiquita Brands International, Inc. *	4,511	66,221
Dean Foods Co. *	14,511	166,296
General Mills, Inc.	10,526	359,989
Hershey Co. (The)	5,113	240,311
Hormel Foods Corp.	5,113	219,450
McCormick & Co., Inc. - Non-Voting Shares	1,003	39,448
		1,231,607
Household Products - 1.19%
Procter & Gamble Co. (The)	11,021	674,044

Personal Products – 1.21%
Avon Products, Inc.	5,100	158,763
Herbalife Ltd.	10,676	529,957
		688,720
Tobacco – 2.86%
Altria Group, Inc.	12,452	275,936
Philip Morris International, Inc.	20,689	1,055,967
Reynolds American, Inc.	5,163	298,525
		1,630,428
Energy – 9.21%
Energy Equipment & Services - 0.88%
Halliburton Co.	1,213	36,245

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS – 90.41% (Continued)
Energy – 9.21% (Continued)
Energy Equipment & Services - 0.88%
Helix Energy Solutions Group, Inc. *	5,100	$47,889
Patterson-UTI Energy, Inc.	25,250	414,857
		498,991
Oil, Gas & Consumable Fuels – 8.33%
Chevron Corp.	9,702	739,390
ConocoPhillips	8,950	494,219
Continental Resources, Inc. *	4,110	187,128
El Paso Corp.	3,950	48,664
Exxon Mobil Corp.	27,341	1,631,711
General Maritime Corp.	13,100	73,229
Marathon Oil Corp.	9,223	308,509
RPC, Inc.	10,700	178,476
SandRidge Energy, Inc. *	11,050	65,195
Ship Finance International Ltd.	5,112	97,435
Spectra Energy Corp.	10,200	212,058
Teekay Corp.	7,650	211,293
Tesoro Corp. *	15,350	198,169
USEC, Inc. *	6,315	34,922
Valero Energy Corp.	6,666	113,255
Williams Cos., Inc.	7,769	150,796
		4,744,449
Financials – 15.93%
Capital Markets – 2.40%
Bank of New York Mellon Corp. (The)	844	21,159
BlackRock, Inc. - Class A	2,346	369,471
Charles Schwab Corp. (The)	14,435	213,494
E*TRADE Financial Corp. *	3,956	57,876
Invesco Ltd.	4,511	88,145
Morgan Stanley	4,612	124,478
SEI Investments Co.	6,566	125,936
State Street Corp.	301	11,715
TD AMERITRADE Holding Corp. *	22,400	352,576
		1,364,850
Commercial Banks - 1.76%
Cullen/Frost Bankers, Inc.	5,263	290,570
FirstMerit Corp.	10,000	197,100
F.N.B. Corp.	5,212	44,667
Susquehanna Bancshares, Inc.	5,112	44,219
Wells Fargo & Co.	15,363	426,016
		1,002,572

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS – 90.41% (Continued)
Financials – 15.93% (Continued)
Consumer Finance - 0.03%
Discover Financial Services	1,243	$18,981

Diversified Financial Services - 3.49%
Bank of America Corp.	35,721	501,523
Citigroup, Inc. *	80,202	328,828
CME Group, Inc.	852	237,538
JPMorgan Chase & Co.	22,781	917,619
		1,985,508
Insurance – 4.27%
Aflac, Inc.	101	4,968
Arthur J. Gallagher & Co.	13,500	343,170
Brown & Brown, Inc.	14,000	280,280
Cincinnati Financial Corp.	4,712	129,816
CNA Financial Corp. *	12,400	347,944
Horace Mann Educators Corp.	5,112	85,984
Loews Corp.	7,920	294,228
MetLife, Inc.	10,275	432,166
Phoenix Cos., Inc. (The) *	14,200	34,080
Prudential Financial, Inc.	5,163	295,788
StanCorp Financial Group, Inc.	101	3,807
Torchmark Corp.	201	10,667
Unitrin, Inc.	6,165	171,325
		2,434,223
Real Estate Investment Trusts – 2.19%
American Capital Agency Corp.	11,750	323,360
Chimera Investment Corp.	34,400	133,128
Franklin Street Properties Corp.	8,721	106,483
Hatteras Financial Corp.	23,008	681,957
		1,244,928
Thrifts & Mortgage Finance – 1.79%
First Niagara Financial Group, Inc.	5,113	68,565
Hudson City Bancorp, Inc.	29,150	362,043
New York Community Bancorp, Inc.	30,200	521,252
Provident Financial Services, Inc.	5,112	65,485
		1,017,345

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS – 90.41% (Continued)
Health Care - 9.04%
Health Care Equipment & Supplies – 1.17%
Baxter International, Inc.	502	$21,973
Beckman Coulter, Inc.	101	4,629
DENTSPLY International, Inc.	4,110	123,382
Hologic, Inc. *	5,113	72,298
IDEXX Laboratories, Inc. *	5,163	303,275
Medtronic, Inc.	2,727	100,817
Meridian Bioscience, Inc.	2,005	38,516
		664,890
Health Care Providers & Services – 1.92%
AmerisourceBergen Corp.	20,700	620,379
Express Scripts, Inc. *	10,500	474,390
		1,094,769
Health Care Technology - 0.36%
Allscripts-Misys Healthcare Solutions, Inc. *	12,450	207,790

Pharmaceuticals - 5.59%
Abbott Laboratories	4,546	223,118
Allergan, Inc.	421	25,706
Bristol-Myers Squibb Co.	2,303	57,391
Eli Lilly & Co.	12,702	452,191
Forest Laboratories, Inc. *	10,275	285,131
Johnson & Johnson	13,038	757,377
Merck & Co., Inc.	12,902	444,603
Pfizer, Inc.	62,340	935,100
		3,180,617
Industrials – 8.13%
Aerospace & Defense – 1.79%
Goodrich Corp.	1,153	84,019
Honeywell International, Inc.	3,609	154,682
L-3 Communications Holdings, Inc.	4,211	307,571
Northrop Grumman Corp.	4,311	252,797
United Technologies Corp.	3,108	220,979
		1,020,048
Air Freight & Logistics - 0.13%
FedEx Corp.	856	70,663

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS – 90.41% (Continued)
Industrials – 8.13% (Continued)
Airlines - 1.03%
Continental Airlines, Inc. - Class B *	12,831	$321,032
UAL Corp. *	11,202	265,935
		586,967
Commercial Services & Supplies - 0.05%
Cenveo, Inc. *	4,943	30,449

Industrial Conglomerates - 2.67%
3M Co.	2,456	210,086
General Electric Co.	81,420	1,312,490
		1,522,576
Machinery - 2.00%
Caterpillar, Inc.	3,567	248,798
Illinois Tool Works, Inc.	1,191	51,809
Joy Global, Inc.	5,163	306,527
Navistar International Corp. *	10,250	530,028
		1,137,162
Trading Companies & Distributors - 0.46%
Fastenal Co.	5,363	263,216

Information Technology - 16.72%
Communications Equipment - 1.13%
Cisco Systems, Inc. *	21,560	497,389
Motorola, Inc. *	19,200	143,808
		641,197
Computers & Peripherals – 3.88%
Apple, Inc. *	6,113	1,572,569
Hewlett-Packard Co.	10,275	473,061
Teradata Corp. *	5,113	162,593
		2,208,223
Electronic Equipment, Instruments & Components – 0.60%
Agilent Technologies, Inc. *	5,218	145,739
Brightpoint, Inc. *	7,250	57,420
L-1 Identity Solutions, Inc. *	5,112	41,714
Vishay Intertechnology, Inc. *	10,400	88,296
Vishay Precision Group, Inc. *	742	9,386
		342,555
Internet Software & Services - 3.15%
AOL, Inc. *	285	5,963

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS – 90.41% (Continued)
Information Technology - 16.72% (Continued)
Internet Software & Services - 3.15% (Continued)
EarthLink, Inc.	13,300	$117,439
Google, Inc. - Class A *	2,406	1,166,549
IAC/InterActiveCorp *	900	22,500
United Online, Inc.	18,112	114,468
Yahoo!, Inc. *	26,400	366,432
		1,793,351
IT Services – 2.93%
CIBER, Inc. *	16,089	53,576
Convergys Corp. *	10,200	113,934
Fidelity National Information Services, Inc.	280	8,028
Heartland Payment Systems, Inc.	6,122	96,605
Hewitt Associates, Inc. - Class A *	2,998	147,202
International Business Machines Corp.	8,744	1,122,730
Lender Processing Services, Inc.	140	4,472
Unisys Corp. *	4,540	122,625
		1,669,172
Office Electronics - 0.03%
Xerox Corp.	1,500	14,610

Semiconductors & Semiconductor Equipment - 2.28%
FSI International, Inc. *	25,200	89,208
Integrated Device Technology, Inc. *	28,653	166,474
Intel Corp.	10,099	208,039
Intersil Corp. - Class A	15,650	177,784
Linear Technology Corp.	5,714	182,162
LSI Corp. *	1,687	6,799
Marvell Technology Group Ltd. *	7,569	112,930
MEMC Electronic Materials, Inc. *	5,113	48,880
Teradyne, Inc. *	5,112	55,005
Texas Instruments, Inc.	10,275	253,690
		1,300,971
Software - 2.72%
Adobe Systems, Inc. *	5,113	146,845
ANSYS, Inc. *	5,113	229,829
Cadence Design Systems, Inc. *	16,250	113,100
Electronic Arts, Inc. *	25	398
Microsoft Corp.	31,122	803,259
Oracle Corp.	7,169	169,475
Symantec Corp. *	5,714	74,111

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS – 90.41% (Continued)
Information Technology - 16.72% (Continued)
Software - 2.72% (continued)
Synopsys, Inc. *	632	$13,803
1,550,820
Materials - 2.98%
Chemicals - 2.58%
A. Schulman, Inc.	3,058	59,906
Cytec Industries, Inc.	5,113	255,241
Dow Chemical Co. (The)	7,769	212,327
Olin Corp.	15,150	307,545
PolyOne Corp. *	3,877	39,972
Rockwood Holdings, Inc. *	3,058	89,324
RPM International, Inc.	13,308	249,791
W.R. Grace & Co. *	9,851	252,875
		1,466,981
Containers & Packaging – 0.00%
Graphic Packaging Holding Co. *	335	1,173

Metals & Mining - 0.40%
Southern Copper Corp.	2,385	74,913
Titanium Metals Corp. *	4,512	99,896
Worthington Industries, Inc.	3,559	51,000
		225,809
Telecommunication Services - 3.58%
Diversified Telecommunication Services - 2.42%
CenturyTel, Inc.	5,113	182,125
Cincinnati Bell, Inc. *	26,100	77,256
Frontier Communications Corp.	33,068	252,639
Global Crossing Ltd. *	5,112	59,146
PAETEC Holding Corp. *	902	3,545
Qwest Communications International, Inc.	83,150	470,629
Windstream Corp.	29,400	335,160
1,380,500
Wireless Telecommunication Services - 1.16%
American Tower Corp. – Class A *	12,300	568,752
MetroPCS Communications, Inc. *	10,000	89,500
		658,252
Utilities - 2.52%
Electric Utilities - 1.14%
Exelon Corp.	7,819	327,069
NV Energy, Inc.	14,400	182,880

ISI Strategy Fund
Schedule of Investments (Continued)

Security	Shares	Market Value
COMMON STOCKS – 90.41% (Continued)
Utilities - 2.52% (Continued)
Electric Utilities - 1.14%
PPL Corp.	5,113	$139,534
649,483
Independent Power Producers & Energy Traders - 0.10%
Mirant Corp. *	5,013	54,992

Multi-Utilities - 0.89%
Ameren Corp.	10,200	258,774
CMS Energy Corp.	5,614	89,375
NiSource, Inc.	9,724	160,446
		508,595
Water Utilities - 0.39%
American Water Works Co., Inc.	10,400	222,352

Total Common Stocks (Cost $46,842,032)		$51,477,393

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 8.42%
US US Treasury Notes	3.875%	10/31/12	$500,000	$537,383
US US Treasury Bonds	8.125%	08/15/19	2,550,000	3,653,872
US US Treasury Bonds	8.750%	08/15/20	400,000	602,688
Total US Treasury Obligations (Cost $4,630,068)				$4,793,943

REPURCHASE AGREEMENTS - 1.03%
JPMorgan Chase, N.A.
Dated 07/30/10, 0.11%, principal and interest in the amount of $589,005 due 08/02/10, collateralized by US Treasury Inflation-Protected Notes, par value of $500,300, due 01/15/15 and 07/15/16 with a value of $601,237 (Cost $589,000)	$589,000	$589,000

Total Investments – 99.86% (Cost $52,061,100) **		$56,860,336

Other Assets in Excess of Liabilities – 0.14%		77,472

Net Assets - 100.00%		$56,937,808

ISI Strategy Fund
Schedule of Investments (Continued)

* Non-income producing security.
** Cost for Federal income tax purposes is $52,061,100 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$9,464,319
Gross Unrealized Depreciation	(4,665,083)
Net Unrealized Appreciation	$4,799,236

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

See Notes to Schedule of Investments.

ISI Strategy Fund
Notes to Schedule of Investments
July 31, 2010 (Unaudited)

1.  Securities Valuation

ISI Strategy Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time).  In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices.  Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and an event is likely to affect the Fund’s net asset value per share.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Level 1	Level 2		Level 3	Total
Common Stocks	$52,230,391	$		$-	$52,230,391
US Treasury Obligations	-		4,793,943	-	4,793,943
Repurchase Agreements	-		589,000	-	589,000
Total	$52,230,391		$5,382,943	$-	$57,613,334

Refer to the Fund’s Schedule of Investments for a listing of Level 1and Level 2 inputs by security and industry type.

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Item 2.	Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ISI Strategy Fund, Inc.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)
Date	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)
Date	September 24, 2010

By (Signature and Title)*		/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer (Principal Financial Officer)
Date	September 24, 2010